AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Real Estate – 94.0%
Diversified Real Estate Activities – 7.3%
Daito Trust Construction Co., Ltd.	5,400	$593,060
Mitsubishi Estate Co., Ltd.	58,100	909,636
Mitsui Fudosan Co., Ltd.	146,500	3,361,880
New World Development Co., Ltd.	291,250	1,369,934
Sumitomo Realty & Development Co., Ltd.	19,100	616,638
Sun Hung Kai Properties Ltd.	166,000	2,341,260
UOL Group Ltd.	109,500	568,281

		9,760,689

Diversified REITs – 7.1%
Alexander & Baldwin, Inc.	32,530	679,226
Broadstone Net Lease, Inc.	21,770	596,498
Cofinimmo SA	3,710	613,838
Daiwa House REIT Investment Corp.	343	1,013,026
Essential Properties Realty Trust, Inc.	53,730	1,741,389
Fibra Uno Administracion SA de CV	190,800	215,082
ICADE	7,720	663,854
Land Securities Group PLC	95,090	928,712
Merlin Properties Socimi SA	108,060	1,262,945
Stockland	522,920	1,762,185

		9,476,755

Health Care REITs – 6.1%
Medical Properties Trust, Inc.	88,530	1,813,094
Omega Healthcare Investors, Inc.	34,990	1,173,215
Physicians Realty Trust	75,509	1,397,672
Welltower, Inc.	42,870	3,752,411

		8,136,392

Hotel & Resort REITs – 2.4%
Apple Hospitality REIT, Inc.	44,580	658,892
Park Hotels & Resorts, Inc.(a)	67,640	1,294,630
RLJ Lodging Trust	80,870	1,166,954

		3,120,476

Industrial REITs – 15.2%
Americold Realty Trust	48,064	1,765,871
Ascendas Real Estate Investment Trust	321,900	726,534
Dream Industrial Real Estate Investment Trust	93,547	1,229,350
GLP J-Reit	520	943,908
Industrial & Infrastructure Fund Investment Corp.	357	716,014
LondonMetric Property PLC	197,120	709,963
Mitsui Fudosan Logistics Park, Inc.	123	728,521
Plymouth Industrial REIT, Inc.	12,613	297,162
Prologis, Inc.	55,740	7,505,948
Rexford Industrial Realty, Inc.	26,000	1,610,180
Segro PLC	120,206	2,124,531
STAG Industrial, Inc.	43,470	1,836,608

		20,194,590

Office REITs – 7.8%
Alexandria Real Estate Equities, Inc.	13,770	2,841,715
alstria office REIT-AG	52,190	1,063,206
Cousins Properties, Inc.	47,225	1,820,996

Company	Shares	U.S. $ Value

Daiwa Office Investment Corp.	82	$589,401
Japan Prime Realty Investment Corp.	154	575,214
Kilroy Realty Corp.	16,650	1,093,073
Nippon Building Fund, Inc.	226	1,467,630
True North Commercial Real Estate Investment Trust	53,076	316,777
Workspace Group PLC	49,621	634,800

		10,402,812

Real Estate Development – 0.9%
CIFI Holdings Group Co., Ltd.	542,000	364,345
Instone Real Estate Group AG(b)	24,555	779,920

		1,144,265

Real Estate Operating Companies – 8.4%
ADLER Group SA(b) (c)	46,160	1,226,327
Aroundtown SA	158,650	1,215,683
CA Immobilien Anlagen AG	18,851	820,020
Castellum AB	32,520	948,183
CTP NV(b)	33,789	775,368
Fastighets AB Balder - Class B(a)	20,180	1,444,245
Hulic Co., Ltd.	51,600	605,276
LEG Immobilien SE	10,620	1,693,975
Shurgard Self Storage SA	10,240	585,913
Swire Properties Ltd.	221,800	599,463
TAG Immobilien AG	35,080	1,188,005

		11,102,458

Residential REITs – 16.3%
American Campus Communities, Inc.	30,940	1,573,299
American Homes 4 Rent - Class A	46,110	1,933,853
Bluerock Residential Growth REIT, Inc.	23,820	259,400
Comforia Residential REIT, Inc.	197	632,105
Daiwa Securities Living Investments Corp.	647	726,235
Equity Residential	4,320	363,182
Essex Property Trust, Inc.	8,010	2,649,227
Independence Realty Trust, Inc.	78,823	1,614,295
Invitation Homes, Inc.	49,320	2,030,998
Killam Apartment Real Estate Investment Trust	85,890	1,464,347
Mid-America Apartment Communities, Inc.	10,690	2,056,435
Minto Apartment Real Estate Investment Trust(b)	34,080	634,788
Sun Communities, Inc.	13,953	2,811,390
UDR, Inc.	38,090	2,057,622
UNITE Group PLC (The)	46,740	785,585

		21,592,761

Retail REITs – 11.0%
AEON REIT Investment Corp.	378	518,498
Brixmor Property Group, Inc.	83,310	1,953,619
CapitaLand Integrated Commercial Trust	693,460	1,059,147
Eurocommercial Properties NV(c)	32,300	816,361
Link REIT	180,261	1,657,392
Mercialys SA	44,580	522,851
NETSTREIT Corp.	29,993	775,619
Retail Opportunity Investments Corp.	17,670	319,474
Simon Property Group, Inc.	29,178	3,922,982
SITE Centers Corp.	109,170	1,758,729
Vicinity Centres	1,085,353	1,370,213

		14,674,885

Company	Shares	U.S. $ Value

Specialized REITs – 11.5%
CubeSmart	37,890	$2,027,115
Digital Realty Trust, Inc.	23,865	3,911,712
EPR Properties	24,140	1,225,105
Equinix, Inc.	1,640	1,383,258
MGM Growth Properties LLC - Class A	35,380	1,466,855
National Storage Affiliates Trust	33,950	1,943,638
Public Storage	6,350	2,054,923
Safestore Holdings PLC	80,750	1,282,271

		15,294,877

		124,900,960

Materials – 1.6%
Construction Materials – 0.8%
Fletcher Building Ltd.	129,530	683,380
GCC SAB de CV	43,350	348,587

		1,031,967

Paper Products – 0.8%
Stora Enso Oyj - Class R	57,690	1,131,839

		2,163,806

Consumer Services – 1.0%
Hotels, Resorts & Cruise Lines – 0.5%
Hilton Grand Vacations, Inc.(a)	15,688	685,409

Leisure Facilities – 0.3%
Planet Fitness, Inc.(a)	3,930	319,509

Restaurants – 0.2%
Dine Brands Global, Inc.(a)	3,820	315,990

		1,320,908

Transportation – 0.8%
Highways & Railtracks – 0.8%
Transurban Group	107,057	1,108,069

Consumer Durables & Apparel – 0.7%
Homebuilding – 0.7%
PulteGroup, Inc.	16,940	912,388

Telecommunication Services – 0.5%
Integrated Telecommunication Services – 0.5%
Infrastrutture Wireless Italiane SpA(b)	56,760	675,297

Software & Services – 0.4%
Internet Services & Infrastructure – 0.4%
21Vianet Group, Inc. (ADR)(a)	13,770	272,509
GDS Holdings Ltd. (ADR)(a) (c)	4,340	253,803

		526,312

Capital Goods – 0.3%
Electrical Components & Equipment – 0.3%
Vertiv Holdings Co.	15,980	450,157

		450,157

Total Common Stocks (cost $97,214,709)		132,057,897

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $386,363)		386,363	$386,363

	Principal Amount (000)

Time Deposits – 0.3%
BBH, Grand Cayman
(1.43)%, 09/01/2021	CHF	10	10,859
(0.12)%, 09/01/2021	AUD	162	118,445
(0.08)%, 09/01/2021	NOK	97	11,144
0.01%, 09/01/2021	CAD	39	31,216
0.01%, 09/01/2021	NZD	12	8,106
Citibank, London
(0.78)%, 09/01/2021	EUR	23	27,158
0.00%, 09/01/2021	GBP	10	13,188
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 09/01/2021	HKD	370	47,587
Hong Kong & Shanghai Bank, Singapore 0.00%, 09/01/2021	SGD	50	37,025
SEB, Stockholm (0.25)%, 09/01/2021	SEK	114	13,164
Sumitomo, Tokyo (0.31)%, 09/01/2021	JPY	1,962	17,838

Total Time Deposits (cost $335,730)			335,730

Total Short-Term Investments (cost $722,093)			722,093

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $97,936,802)			132,779,990

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $858,669)		858,669	858,669

Total Investments – 100.5% (cost $98,795,471)(g)			133,638,659
Other assets less liabilities – (0.5)%			(695,017)

Net Assets – 100.0%			$132,943,642

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	928	USD	143	09/16/2021	$(715)
Barclays Bank PLC	USD	1,337	SGD	1,821	11/10/2021	17,577
Brown Brothers Harriman & Co.	SEK	6,693	USD	770	10/13/2021	(5,939)
Brown Brothers Harriman & Co.	USD	266	NOK	2,327	10/13/2021	1,573
Brown Brothers Harriman & Co.	USD	355	SEK	3,063	10/13/2021	(437)
Brown Brothers Harriman & Co.	NZD	416	USD	290	10/15/2021	(3,480)
Brown Brothers Harriman & Co.	MXN	5,001	USD	244	10/28/2021	(2,710)
Brown Brothers Harriman & Co.	USD	1,391	CHF	1,254	10/28/2021	(19,446)
Brown Brothers Harriman & Co.	EUR	4,188	USD	4,978	11/08/2021	26,020
Brown Brothers Harriman & Co.	USD	552	EUR	470	11/08/2021	3,852
Brown Brothers Harriman & Co.	GBP	230	USD	316	11/10/2021	(425)
Citibank, NA	CNH	3,513	USD	539	09/16/2021	(4,145)
Societe Generale	USD	1,762	SEK	15,161	10/13/2021	(4,195)

						$7,530

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $4,091,700 or 3.1% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,330,951 and gross unrealized depreciation of investments was $(1,480,233), resulting in net unrealized appreciation of $34,850,718.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2021 (unaudited)

57.1%	United States
10.5%	Japan
5.4%	Germany
4.9%	United Kingdom
4.5%	Hong Kong
3.2%	Australia
2.7%	Canada
1.8%	Sweden
1.8%	Singapore
1.2%	Netherlands
1.0%	Spain
0.9%	Belgium
0.9%	France
3.6%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Austria, China, Finland, Italy, Mexico and New Zealand.

AB Global Real Estate Investment Fund

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$83,283,524	$41,617,436		$-0-	$124,900,960
Materials	348,587	1,815,219		-0-	2,163,806
Consumer Services	1,320,908	-0-		-0-	1,320,908
Transportation	-0-	1,108,069		-0-	1,108,069
Consumer Durables & Apparel	912,388	-0-		-0-	912,388
Telecommunication Services	-0-	675,297		-0-	675,297
Software & Services	526,312	-0-		-0-	526,312
Capital Goods	450,157	-0-		-0-	450,157
Short-Term Investments:
Investment Companies	386,363	-0-		-0-	386,363
Time Deposits	-0-	335,730		-0-	335,730
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	858,669	-0-		-0-	858,669

Total Investments in Securities	88,086,908	45,551,751	+	-0-	133,638,659
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	49,022		-0-	49,022
Liabilities
Forward Currency Exchange Contracts	-0-	(41,492)		-0-	(41,492)

Total	$88,086,908	$45,559,281		$-0-	$133,646,189

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,306	$16,858	$17,778	$386	$0	*
Government Money Market Portfolio**	1,932	13,472	14,545	859	0	*
Total				$1,245	$0	*

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.